Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed consolidated balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described in Note 1 and the paragraph below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On May 17, 2023, the Sponsor agreed to loan the Company up to an additional $2,500,000 pursuant to the second amended and restated promissory note. The loan is non-interest bearing, unsecured and due at the earlier of the consummation of the Company’s Business Combination and the day prior to the date the Company must elect to liquidate and dissolve in accordance with the provisions of the Amended and Restated Memorandum and Articles of Association.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date consolidated financial statements were available to be issued. Based upon this review, the Company determined that, except for the below, there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.

Subsequent to December 31, 2022, the Company borrowed an additional $200,000 under the New Note. As a result, as of the date of the financial statements, the Company had $800,000 outstanding as promissory note — related party.